Goodwill, Net - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning balance
Addition arising on acquisition of subsidiaries	47
Net carrying amount at the end of the year	$ 47